Income Taxes - Actual income tax benefit and statutory federal income tax rate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Provision for income taxes, Amount
Income tax benefit at statutory rate, Rate		21.00%
State income taxes, net of federal benefit, Rate		0.00%
Deferred rate changes, Rate		(29.10%)
Change in valuation allowance, Rate		3.50%
Provision for income taxes, Rate
Humacyte, Inc.
Income tax benefit at statutory rate, Amount	$ 0		$ (13,970,000)	$ (17,939,000)
State income taxes, net of federal benefit, Amount			(1,338,000)	(1,739,000)
Tax credits, Amount			(2,625,000)	(1,821,000)
Other nondeductible expenses, Amount			90,000	54,000
Deferred rate changes, Amount			16,000	16,000
Other, Amount			(1,736,000)	449,000
Change in valuation allowance, Amount			$ 19,563,000	$ 20,980,000
Income tax benefit at statutory rate, Rate			21.00%	21.00%
State income taxes, net of federal benefit, Rate			2.00%	2.00%
Tax credits, Rate			3.90%	2.10%
Other nondeductible expenses, Rate			(0.10%)	0.00%
Deferred rate changes, Rate			0.00%	0.00%
Other, Rate			2.60%	(0.50%)
Change in valuation allowance, Rate			(29.40%)	(24.60%)
Provision for income taxes, Rate			0.00%	0.00%